Schedule of reconciliation of accounting profit multiplied by applicable tax rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Loss before income tax before discontinuing operations	$ (48,735)	$ (17,997)	$ (44,216)
Group weighted average corporation tax rate	24.70%	25.00%	18.40%
Tax at standard rate	$ 12,022	$ 4,499	$ 8,121
Effect of tax rates in foreign jurisdictions and other reconciling items	(1,270)	(349)
Other taxable/(deductible) items	230
Deferred tax assets not recognized on tax losses	(12,608)	(3,459)	(9,724)
Other tax effect	8
Consolidated Statements of Comprehensive Loss	$ (1,618)	$ 691	$ (1,603)